Equity - Narrative (Details)																					1 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023 $ / shares	Mar. 02, 2023 $ / shares	Nov. 29, 2022 $ / shares	Sep. 09, 2022 $ / shares	Aug. 22, 2022 EUR (€) contract	Jun. 08, 2022 $ / shares	May 19, 2022 $ / shares	Apr. 01, 2022 shares installment	Nov. 04, 2021 $ / shares	Apr. 01, 2021 shares installment	Oct. 26, 2020 USD ($) contract vessel	Apr. 01, 2020 shares installment	Apr. 01, 2019 shares installment	Jan. 08, 2019 shares	Dec. 07, 2018 USD ($) contract	Jun. 29, 2018 USD ($)	Feb. 16, 2018 shares	Feb. 09, 2017 shares	Feb. 02, 2016 shares	Feb. 12, 2015 shares	Apr. 20, 2018 USD ($) contract vessel	Mar. 31, 2020	Jun. 06, 2022 joint_venture	Dec. 31, 2020 USD ($) contract installment shares	Dec. 31, 2022 USD ($) shares installment vote_per_share $ / shares	Dec. 31, 2021 USD ($) shares installment tons	Dec. 31, 2020 USD ($) installment shares	Dec. 31, 2019 shares	Dec. 31, 2018 USD ($)	Jun. 21, 2022 USD ($)	Jan. 26, 2022 USD ($)	Dec. 02, 2021 USD ($)	Sep. 11, 2020 USD ($)	Mar. 31, 2019 USD ($)	Sep. 07, 2018 USD ($)	Mar. 29, 2018 USD ($)	Mar. 22, 2018 USD ($)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares																								201,677,981	201,783,532	201,677,981	201,677,981	215,078,497
Authorised shares not yet issued, amount																								$ 83,898,616	$ 83,898,616	$ 83,898,616	$ 83,898,616
Number of shares authorised (in shares) | shares																								77,189,888	77,189,888	77,189,888	77,189,888
Vote per ordinary share | vote_per_share																									1
Number of joint venture companies | tons																										2
Transfer of treasury shares (in shares) | shares																									105,551	0	0
Dividend payables (in usd per share) | $ / shares							$ 0.09
Percentage of net income paid to shareholders through dividends																									80.00%
Closing dividends paid																										$ 0
Dividends paid, ordinary shares																									$ 24,200,000	$ 24,200,000
Dividend payable (in usd per share) | $ / shares																									$ 1.22
Vesting period																										5 years
Number of options granted (in shares) | shares																									0	0
Number of installments | installment													3
Restricted stock units
Disclosure of classes of share capital [line items]
Vesting period										3 years		3 years	3 years
Number of installments | installment								3				3
Long term incentive plan 2015
Disclosure of classes of share capital [line items]
Number of options granted (in shares) | shares																				236,590
Long term incentive plan 2015 | Stock option
Disclosure of classes of share capital [line items]
Annual vesting percentage																				40.00%
Vesting period																				3 years
Long term incentive plan 2015 | Phantom stock units | Tranche one
Disclosure of classes of share capital [line items]
Annual vesting percentage																									33.33%
Long term incentive plan 2015 | Phantom stock units | Tranche two
Disclosure of classes of share capital [line items]
Annual vesting percentage																									33.33%
Long term incentive plan 2015 | Phantom stock units | Tranche three
Disclosure of classes of share capital [line items]
Annual vesting percentage																									33.33%
Long term incentive plan 2015 | Restricted stock units
Disclosure of classes of share capital [line items]
Annual vesting percentage																				60.00%
Equity instruments granted (in shares) | shares																				65,433
Long term incentive plan 2016 | Phantom stock units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares																			54,616
Long term incentive plan 2016 | Phantom stock units | Tranche one
Disclosure of classes of share capital [line items]
Annual vesting percentage																									33.33%
Vesting period																									2 years
Long term incentive plan 2016 | Phantom stock units | Tranche two
Disclosure of classes of share capital [line items]
Annual vesting percentage																									33.33%
Vesting period																									3 years
Long term incentive plan 2016 | Phantom stock units | Tranche three
Disclosure of classes of share capital [line items]
Annual vesting percentage																									33.33%
Vesting period																									4 years
Long term incentive plan 2017 | Phantom stock units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares																		66,449
Long term incentive plan 2017 | Phantom stock units | Tranche one
Disclosure of classes of share capital [line items]
Annual vesting percentage																									33.33%
Long term incentive plan 2017 | Phantom stock units | Tranche two
Disclosure of classes of share capital [line items]
Annual vesting percentage																									33.33%
Long term incentive plan 2017 | Phantom stock units | Tranche three
Disclosure of classes of share capital [line items]
Annual vesting percentage																									33.33%
Long term incentive plan 2018 | Phantom stock units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares																	154,432
Long term incentive plan 2018 | Phantom stock units | Tranche one
Disclosure of classes of share capital [line items]
Annual vesting percentage																									33.33%
Long term incentive plan 2018 | Phantom stock units | Tranche two
Disclosure of classes of share capital [line items]
Annual vesting percentage																									33.33%
Long term incentive plan 2018 | Phantom stock units | Tranche three
Disclosure of classes of share capital [line items]
Annual vesting percentage																									33.33%
Long term incentive plan 2019 | Phantom stock units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares														1,200,000											0
Long term incentive plan 2019 | Phantom stock units | Tranche one
Disclosure of classes of share capital [line items]
Annual vesting percentage																						12.00%						12.00%
Long term incentive plan 2019 | Phantom stock units | Tranche two
Disclosure of classes of share capital [line items]
Annual vesting percentage																												19.00%
Long term incentive plan 2019 | Phantom stock units | Tranche three
Disclosure of classes of share capital [line items]
Annual vesting percentage																												25.00%
Long term incentive plan 2019 | Restricted stock units
Disclosure of classes of share capital [line items]
Annual vesting percentage													100.00%
Vesting period													3 years												3 years
Number of options granted (in shares) | shares													152,346
Equity instruments granted (in shares) | shares													152,346
Number of installments | installment													3
Long term incentive plan 2020
Disclosure of classes of share capital [line items]
Number of installments | installment																								3			3
Long term incentive plan 2020 | Restricted stock units
Disclosure of classes of share capital [line items]
Annual vesting percentage												100.00%
Vesting period												3 years													3 years
Equity instruments granted (in shares) | shares												144,392
Number of installments | installment												3
Long term incentive plan 2021
Disclosure of classes of share capital [line items]
Number of installments | installment																										3
Long term incentive plan 2021 | Restricted stock units
Disclosure of classes of share capital [line items]
Annual vesting percentage										100.00%
Vesting period										3 years															3 years
Equity instruments granted (in shares) | shares										193,387
Number of installments | installment										3
Long term incentive plan 2022
Disclosure of classes of share capital [line items]
Number of installments | installment																									3
Long term incentive plan 2022 | Restricted stock units
Disclosure of classes of share capital [line items]
Annual vesting percentage								100.00%
Vesting period								3 years
Equity instruments granted (in shares) | shares								163,022
Number of installments | installment								3
Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share | $ / shares		$ 0.03
Total dividend proposed per share (in usd per share) | $ / shares	$ 1.10
Dividend proposed per share, dividend part (in usd per share) | $ / shares	0.051
$$173.6 million facility - Cap Quebec and Cap Pembroke
Disclosure of classes of share capital [line items]
Number of vessels in time charter | vessel																					2
$$173.6 million facility - Cap Corpus Christi and Cap Port Arthur
Disclosure of classes of share capital [line items]
Number of vessels in time charter | vessel											2
Interest rate swap contract
Disclosure of classes of share capital [line items]
Derivative notional amount																									$ 411,800,000
Interest rate swap contract | $$173.6 million facility - Cap Quebec and Cap Pembroke
Disclosure of classes of share capital [line items]
Notional amount																					$ 86,800,000				56,800,000
Number of interest rate swaps entered into | contract																					2
Financial instruments designated as hedging instruments, at fair value																									1,800,000
Change recognized in OCI																									4,800,000
Interest rate swap contract | $$173.6 million facility - Cap Corpus Christi and Cap Port Arthur
Disclosure of classes of share capital [line items]
Notional amount											$ 70,100,000														60,200,000
Number of interest rate swaps entered into | contract											2
Financial instruments designated as hedging instruments, at fair value																									5,200,000
Change recognized in OCI																									3,800,000
Interest rate swap contract | Long term charter parties, various cap 2020
Disclosure of classes of share capital [line items]
Notional amount																								$ 237,200,000	223,700,000		$ 237,200,000
Number of interest rate swaps entered into | contract																								6
Financial instruments designated as hedging instruments, at fair value																									17,800,000
Change recognized in OCI																									12,900,000
Interest rate swap contract | Suezmaxes Cedar and Cypress
Disclosure of classes of share capital [line items]
Notional amount																									71,150,000
Financial instruments designated as hedging instruments, at fair value																									5,500,000
Change recognized in OCI																									5,500,000
Interest rate swap contract | Long term charter parties, various cap 2022
Disclosure of classes of share capital [line items]
Notional amount																									106,300,000					$ 109,400,000
Financial instruments designated as hedging instruments, at fair value																									2,200,000
Change recognized in OCI																									2,200,000
Cap options
Disclosure of classes of share capital [line items]
Notional amount															$ 200,000,000
Change recognized in OCI																									466,000
Number of forward cap contracts entered into | contract															2
Strike rate															3.25%
Commodity swap
Disclosure of classes of share capital [line items]
Notional amount																									157,800,000	$ 140,100,000
Fx Euro hedge
Disclosure of classes of share capital [line items]
Notional amount					€ 18,000,000																				18,398,000
Number of interest rate swaps entered into | contract					4
Financial instruments designated as hedging instruments, at fair value																									1,000,000
Change recognized in OCI																									1,032,000
Short position, hedging percentage					20.00%
Senior Secured Loans
Disclosure of classes of share capital [line items]
Notional amount																																		$ 220,000,000	$ 200,000,000
$$173.6 million facility - Cap Quebec and Cap Pembroke
Disclosure of classes of share capital [line items]
Notional amount																																					$ 173,550,300
$$173.6 million facility - Cap Quebec and Cap Pembroke | Interest rate swap contract | $$173.6 million facility - Cap Quebec and Cap Pembroke
Disclosure of classes of share capital [line items]
Notional amount																					$ 173,600,000				56,838,000
Change recognized in OCI																									4,757,000
$$173.6 million facility - Cap Corpus Christi and Cap Port Arthur | Interest rate swap contract | $$173.6 million facility - Cap Corpus Christi and Cap Port Arthur
Disclosure of classes of share capital [line items]
Notional amount											$ 173,600,000														60,164,000
Change recognized in OCI																									3,830,000
Secured vessels Revolving loan due 2026
Disclosure of classes of share capital [line items]
Notional amount																								$ 713,000,000	713,000,000.0		713,000,000						$ 713,000,000
Secured vessels Revolving loan due 2026 | Interest rate swap contract
Disclosure of classes of share capital [line items]
Notional amount																								$ 713,000,000	223,667,000		$ 713,000,000
Change recognized in OCI																									12,859,000
Secured vessels loan due 2028
Disclosure of classes of share capital [line items]
Notional amount																									73,450,000							$ 73,450,000
Secured vessels loan due 2028 | Interest rate swap contract
Disclosure of classes of share capital [line items]
Notional amount																									71,155,000						$ 73,450,000
Change recognized in OCI																									5,465,000
Secured vessels loan due 2028 | Interest rate swap contract | Suezmaxes Cedar and Cypress
Disclosure of classes of share capital [line items]
Notional amount																															$ 73,450,000	$ 73,450,000
$150.0 million facility | Interest rate swap contract
Disclosure of classes of share capital [line items]
Notional amount																									106,310,000					$ 150,000,000
Change recognized in OCI																									$ 2,249,000
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares																								220,024,713	220,024,713	220,024,713	220,024,713	220,024,713
Transfer of treasury shares (in shares) | shares																									0	0	0
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares																								18,346,732	18,241,181	18,346,732	18,346,732	4,946,216
Transfer of treasury shares (in shares) | shares																									(105,551)	0	0
Share premium
Disclosure of classes of share capital [line items]
Dividend payables (in usd per share) | $ / shares							$ 0.03		$ 0.03
Dividends paid, ordinary shares per share | $ / shares			$ 0.03	$ 0.03		$ 0.06																			$ 0.09
Share premium | Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Total dividend proposed per share (in usd per share) | $ / shares	$ 1.049
TI Asia Ltd and TI Africa Ltd
Disclosure of classes of share capital [line items]
Number of joint venture companies | joint_venture																							2
TI Asia Ltd and TI Africa Ltd | Interest rate swap contract
Disclosure of classes of share capital [line items]
Notional amount																																				$ 220,000,000
TI Asia Ltd and TI Africa Ltd | Senior Secured Loans
Disclosure of classes of share capital [line items]
Notional amount																																				$ 220,000,000
Joint ventures | Interest rate swap contract
Disclosure of classes of share capital [line items]
Derivative notional amount																$ 208,800,000													$ 208,800,000
Percent ownership in derivative																50.00%													50.00%